UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-2849

                          Oppenheimer High Yield Fund
                          ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      11.5%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               7.0
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         6.1
--------------------------------------------------------------------------------
Oil & Gas                                                                   6.0
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.8
--------------------------------------------------------------------------------
Electric Utilities                                                          4.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.4
--------------------------------------------------------------------------------
Chemicals                                                                   4.0
--------------------------------------------------------------------------------
Containers & Packaging                                                      3.6
--------------------------------------------------------------------------------
Metals & Mining                                                             3.3

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                         8 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

A                   0.2%

BBB                 2.4

BB                 20.2

B                  56.4

CCC                 9.0

CC                  0.4

C                   0.2

Not Rated          10.3

Other Securities    0.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 80% of its assets (plus borrowings for investment purposes) in high yield, lower rated investments, which include high yield, lower rated fixed income securities commonly known as "junk bonds". Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are generally satisfied with the Fund's performance during its fiscal year ended June 30, 2005. We attribute the Fund's performance to its generally neutral investment posture during the final weeks of 2004, when a pronounced market rally was especially beneficial to the performance of more aggressively positioned investors.

      As economic conditions improved during the first half of the reporting period, lower-rated credit appeared to reach fuller valuations. In response, we increased the Fund's emphasis on higher-rated credits, shifting our focus from "triple-C" rated bonds to those with "double-B" ratings. In addition, to guard against the potentially adverse effects of higher interest rates, we generally preferred shorter-term, higher-coupon securities. Traditionally, securities with these characteristics have held more of their value during market declines. While these strategies may have prevented the Fund from participating more fully in the market rally near year-end 2004, they nonetheless protected the Fund from heightened volatility in the spring of 2005.

      The Fund received positive contributions to performance from its relatively heavy investments in the telecommunications sector, which benefited from a surge in mergers-and-acquisitions activity when AT&T Corp. was purchased by SBC Communications Corp., MCI, Inc. received bids from Verizon and Western Wireless Corp. was bought by Alltel. The Fund's investments in the three acquisition targets contributed positively to its performance, as did its participation in bonds issued by companies that build and maintain cellular telephone towers. In addition, the Fund also enjoyed good returns from its relatively heavy exposure to the cable television, energy and basic materials sectors, including chemical producers, steel makers and general manufacturers. In the utilities area, electricity producer Dynegy Holdings, Inc. was a notably positive contributor to the Fund's results.

      Although the Fund's relative performance benefited from its relatively light holdings of bonds from airlines and automobile companies, even a small amount of exposure to these troubled areas held back absolute returns. In addition, holdings detracting from the Fund's performance included manufacturers, especially in the paper and packaging industry, that were hurt by higher raw materials costs that they were unable to pass along to their customers.


                        10 | OPPENHEIMER HIGH YIELD FUND

      As of the end of the reporting period, we have begun to reduce the Fund's emphasis on securities from economically-sensitive companies, and we have focused instead on income-oriented, shorter-duration bonds with credit ratings toward the higher end of the high-yield range. In our view, these types of securities are more likely to fare well as the economic cycle matures.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2005. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from the inception of the Class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on October 15, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of below investment grade securities of U.S. corporate debt issuers, and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment-grade corporate bonds. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        11 | OPPENHEIMER HIGH YIELD FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer High Yield Fund (Class A)

   Merrill Lynch High Yield Master Index

   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer High     Merrill Lynch High   Lehman Brothers
                     Yield Fund (Class A)   Yield Master Index     Credit Index
  06/30/95                 9,525                 10,000               10,000
  09/30/95                 9,807                 10,292               10,236
  12/31/95                10,133                 10,634               10,742
  03/31/96                10,495                 10,789               10,464
  06/30/96                10,692                 10,937               10,512
  09/30/96                11,166                 11,364               10,722
  12/31/96                11,578                 11,811               11,095
  03/31/97                11,569                 11,934               10,983
  06/30/97                12,093                 12,501               11,436
  09/30/97                12,714                 12,990               11,883
  12/31/97                12,958                 13,326               12,230
  03/31/98                13,524                 13,697               12,417
  06/30/98                13,585                 13,926               12,737
  09/30/98                12,580                 13,428               13,199
  12/31/98                12,972                 13,814               13,279
  03/31/99                13,460                 13,963               13,184
  06/30/99                13,489                 14,057               12,978
  09/30/99                13,313                 13,881               13,015
  12/31/99                13,512                 14,031               13,019
  03/31/00                13,334                 13,778               13,205
  06/30/00                13,585                 13,864               13,368
  09/30/00                13,655                 14,052               13,778
  12/31/00                12,986                 13,499               14,241
  03/31/01                13,550                 14,338               14,850
  06/30/01                13,083                 14,156               15,008
  09/30/01                12,181                 13,584               15,583
  12/31/01                12,979                 14,337               15,723
  03/31/02                12,973                 14,617               15,681
  06/30/02                12,368                 13,719               16,135
  09/30/02                11,858                 13,286               16,859
  12/31/02                12,411                 14,172               17,378
  03/31/03                13,163                 15,150               17,794
  06/30/03                14,394                 16,616               18,648
  09/30/03                14,783                 17,036               18,621
  12/31/03                15,681                 18,031               18,714
  03/31/04                15,959                 18,434               19,327
  06/30/04                15,962                 18,272               18,665
  09/30/04                16,476                 19,119               19,449
  12/31/04                17,171                 19,972               19,696
  03/31/05                16,934                 19,685               19,487
  06/30/05                17,215                 20,216               20,183


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  2.73%   5-Year  3.84%   10-Year  5.58%


                        12 | OPPENHEIMER HIGH YIELD FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer High Yield Fund (Class B)

   Merrill Lynch High Yield Master Index

   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer High     Merrill Lynch High   Lehman Brothers
                     Yield Fund (Class B)   Yield Master Index     Credit Index
  06/30/95                10,000                 10,000               10,000
  09/30/95                10,270                 10,292               10,236
  12/31/95                10,593                 10,634               10,742
  03/31/96                10,954                 10,789               10,464
  06/30/96                11,140                 10,937               10,512
  09/30/96                11,606                 11,364               10,722
  12/31/96                12,014                 11,811               11,095
  03/31/97                11,983                 11,934               10,983
  06/30/97                12,496                 12,501               11,436
  09/30/97                13,110                 12,990               11,883
  12/31/97                13,337                 13,326               12,230
  03/31/98                13,888                 13,697               12,417
  06/30/98                13,934                 13,926               12,737
  09/30/98                12,869                 13,428               13,199
  12/31/98                13,247                 13,814               13,279
  03/31/99                13,714                 13,963               13,184
  06/30/99                13,727                 14,057               12,978
  09/30/99                13,520                 13,881               13,015
  12/31/99                13,687                 14,031               13,019
  03/31/00                13,479                 13,778               13,205
  06/30/00                13,710                 13,864               13,368
  09/30/00                13,755                 14,052               13,778
  12/31/00                13,061                 13,499               14,241
  03/31/01                13,597                 14,338               14,850
  06/30/01                13,111                 14,156               15,008
  09/30/01                12,206                 13,584               15,583
  12/31/01                13,006                 14,337               15,723
  03/31/02                13,000                 14,617               15,681
  06/30/02                12,394                 13,719               16,135
  09/30/02                11,883                 13,286               16,859
  12/31/02                12,437                 14,172               17,378
  03/31/03                13,190                 15,150               17,794
  06/30/03                14,424                 16,616               18,648
  09/30/03                14,815                 17,036               18,621
  12/31/03                15,714                 18,031               18,714
  03/31/04                15,993                 18,434               19,327
  06/30/04                15,996                 18,272               18,665
  09/30/04                16,511                 19,119               19,449
  12/31/04                17,207                 19,972               19,696
  03/31/05                16,970                 19,685               19,487
  06/30/05                17,253                 20,216               20,183

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  2.05%   5-Year  3.77%   10-Year  5.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER PERFORMANCE INFORMATION.


                        13 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer High Yield Fund (Class C)

   Merrill Lynch High Yield Master Index

   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer High     Merrill Lynch High   Lehman Brothers
                     Yield Fund (Class C)   Yield Master Index     Credit Index
  11/01/95                10,000                 10,000               10,000
  12/31/95                10,218                 10,260               10,359
  03/31/96                10,561                 10,409               10,092
  06/30/96                10,736                 10,552               10,137
  09/30/96                11,182                 10,964               10,340
  12/31/96                11,580                 11,395               10,700
  03/31/97                11,549                 11,514               10,592
  06/30/97                12,048                 12,061               11,028
  09/30/97                12,627                 12,533               11,460
  12/31/97                12,854                 12,856               11,795
  03/31/98                13,390                 13,214               11,975
  06/30/98                13,424                 13,436               12,283
  09/30/98                12,405                 12,955               12,729
  12/31/98                12,766                 13,327               12,806
  03/31/99                13,222                 13,471               12,715
  06/30/99                13,224                 13,562               12,516
  09/30/99                13,026                 13,392               12,551
  12/31/99                13,196                 13,537               12,555
  03/31/00                12,996                 13,293               12,735
  06/30/00                13,217                 13,376               12,892
  09/30/00                13,260                 13,557               13,287
  12/31/00                12,585                 13,023               13,734
  03/31/01                13,108                 13,833               14,321
  06/30/01                12,632                 13,657               14,473
  09/30/01                11,736                 13,106               15,028
  12/31/01                12,483                 13,832               15,163
  03/31/02                12,468                 14,102               15,123
  06/30/02                11,864                 13,236               15,560
  09/30/02                11,353                 12,818               16,258
  12/31/02                11,845                 13,673               16,759
  03/31/03                12,542                 14,617               17,161
  06/30/03                13,692                 16,030               17,984
  09/30/03                14,036                 16,436               17,958
  12/31/03                14,862                 17,396               18,047
  03/31/04                15,082                 17,785               18,638
  06/30/04                15,056                 17,628               18,000
  09/30/04                15,528                 18,446               18,756
  12/31/04                16,136                 19,268               18,994
  03/31/05                15,881                 18,992               18,793
  06/30/05                16,113                 19,504               19,464

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  6.02%   5-Year  4.04%   Since Inception (11/1/95)  5.06%


                        14 | OPPENHEIMER HIGH YIELD FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer High Yield Fund (Class N)

   Merrill Lynch High Yield Master Index

   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer High     Merrill Lynch High   Lehman Brothers
                     Yield Fund (Class N)   Yield Master Index     Credit Index
  03/01/01                10,000                 10,000               10,000
  03/31/01                 9,682                  9,868               10,062
  06/30/01                 9,357                  9,743               10,169
  09/30/01                 8,711                  9,349               10,559
  12/31/01                 9,278                  9,867               10,653
  03/31/02                 9,278                 10,060               10,625
  06/30/02                 8,840                  9,442               10,932
  09/30/02                 8,471                  9,144               11,423
  12/31/02                 8,864                  9,754               11,775
  03/31/03                 9,394                 10,427               12,057
  06/30/03                10,262                 11,436               12,635
  09/30/03                10,527                 11,725               12,617
  12/31/03                11,157                 12,410               12,680
  03/31/04                11,334                 12,687               13,095
  06/30/04                11,336                 12,575               12,647
  09/30/04                11,689                 13,158               13,178
  12/31/04                12,170                 13,745               13,345
  03/31/05                11,980                 13,548               13,204
  06/30/05                12,166                 13,913               13,675

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  6.32%   5-Year  N/A   Since Inception (3/1/01)  4.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER PERFORMANCE INFORMATION.


                        15 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer High Yield Fund (Class Y)

   Merrill Lynch High Yield Master Index

   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer High     Merrill Lynch High   Lehman Brothers
                     Yield Fund (Class Y)   Yield Master Index     Credit Index
  10/15/97                10,000                 10,000               10,000
  12/31/97                10,078                 10,258               10,292
  03/31/98                10,518                 10,544               10,449
  06/30/98                10,581                 10,721               10,718
  09/30/98                 9,798                 10,337               11,107
  12/31/98                10,111                 10,634               11,174
  03/31/99                10,493                 10,749               11,095
  06/30/99                10,524                 10,821               10,921
  09/30/99                10,387                 10,686               10,952
  12/31/99                10,545                 10,801               10,956
  03/31/00                10,407                 10,606               11,112
  06/30/00                10,614                 10,673               11,249
  09/30/00                10,679                 10,817               11,594
  12/31/00                10,145                 10,392               11,984
  03/31/01                10,592                 11,037               12,496
  06/30/01                10,235                 10,897               12,629
  09/30/01                 9,529                 10,457               13,113
  12/31/01                10,151                 11,036               13,231
  03/31/02                10,160                 11,252               13,196
  06/30/02                 9,686                 10,561               13,578
  09/30/02                 9,287                 10,228               14,187
  12/31/02                 9,715                 10,910               14,624
  03/31/03                10,311                 11,663               14,974
  06/30/03                11,284                 12,791               15,692
  09/30/03                11,580                 13,114               15,670
  12/31/03                12,290                 13,880               15,748
  03/31/04                12,498                 14,191               16,264
  06/30/04                12,503                 14,066               15,707
  09/30/04                12,923                 14,718               16,366
  12/31/04                13,458                 15,375               16,574
  03/31/05                13,271                 15,154               16,399
  06/30/05                13,493                 15,562               16,984

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  7.92%   5-Year  4.92%   Since Inception (10/15/97)  3.96%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER PERFORMANCE INFORMATION.


                        16 | OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMER-FUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 7/28/78. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        17 | OPPENHEIMER HIGH YIELD FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                        18 | OPPENHEIMER HIGH YIELD FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                        BEGINNING    ENDING       EXPENSES
                                        ACCOUNT      ACCOUNT      PAID DURING
                                        VALUE        VALUE        6 MONTHS ENDED
                                        (1/1/05)     (6/30/05)    JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual                          $ 1,000.00   $ 1,002.60   $ 5.13
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00     1,019.69     5.17
--------------------------------------------------------------------------------
Class B Actual                            1,000.00       998.20     8.96
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00     1,015.87     9.04
--------------------------------------------------------------------------------
Class C Actual                            1,000.00       998.60     9.06
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00     1,015.77     9.14
--------------------------------------------------------------------------------
Class N Actual                            1,000.00       999.60     7.07
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00     1,017.75     7.13
--------------------------------------------------------------------------------
Class Y Actual                            1,000.00     1,002.60     4.83
--------------------------------------------------------------------------------
Class Y Hypothetical                      1,000.00     1,019.98     4.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.03%
--------------------------------
Class B                1.80
--------------------------------
Class C                1.82
--------------------------------
Class N                1.42
--------------------------------
Class Y                0.97

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  June 30, 2005
--------------------------------------------------------------------------------

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
--------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A,
Cl. D, 12.54%, 6/13/11 1                        $  2,000,000   $        340,000
--------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A,
Cl. C2, 8/13/10 1                                 11,000,000          9,350,000
                                                               -----------------
Total Asset-Backed Securities
(Cost $12,532,941)                                                    9,690,000

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--26.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.4%
Accuride Corp., 8.50% Sr. Unsec. Sub. Nts.,
2/1/15                                             1,465,000          1,439,363
--------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                   1,500,000          1,560,000
--------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375% Sr.
Unsec. Sub. Nts., 12/15/14                         2,570,000          2,043,150
--------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                  1,800,000          1,885,072
--------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                 3,500,000          3,167,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]             200,000            162,766
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09            600,000            420,000
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 2,3                                         3,350,000          2,328,250
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                               5,100,000          4,985,250
9% Sr. Nts., 7/1/15 4                              3,670,000          3,624,125
--------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75%
Sr. Unsec. Sub. Nts., 11/1/13                        900,000            895,500
--------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 4                            1,500,000          1,237,500
11% Sr. Sub. Nts., 6/15/12                         1,540,000          1,004,850
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12          2,600,000          2,665,000
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14              4,500,000          4,545,000
10.25% Sr. Sec. Nts., Series B, 7/15/13            2,300,000          2,610,500
--------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub.
Nts., 6/15/13                                      1,300,000          1,316,250
--------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14           900,000            747,000
                                                               -----------------
                                                                     36,637,076

--------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                3,000,000          2,821,608
5.85% Sr. Unsec. Unsub. Nts., 1/14/09              2,500,000          2,345,345
6.875% Nts., 9/15/11                               2,900,000          2,680,229
--------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Nts.,
3/1/12 4                                           1,235,000          1,197,950
                                                               -----------------
                                                                      9,045,132


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08                                         $  3,080,000   $      3,033,800
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11      1,300,000          1,418,625
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                            3,000,000          3,273,750
--------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 4           770,000            783,475
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts.,
7/1/11                                             1,932,000          2,067,240
--------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts.,
11/15/13                                           1,000,000          1,056,250
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                           2,666,000          2,749,313
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                    4,750,000          4,797,500
9% Sr. Sub. Nts., 3/15/12                          2,200,000          2,403,500
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr.
Nts., Series B, 5/15/12                            3,150,000          3,449,250
--------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts.,
8/15/12                                            1,300,000          1,350,375
--------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts.,
2/15/10                                            3,532,558          3,965,296
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                6,100,000          6,679,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                 2,000,000          2,177,500
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 4                         1,240,000          1,258,600
6.375% Sr. Sub. Nts., 7/15/09                      2,200,000          2,255,000
6.875% Sr. Sub. Nts., 2/15/15 4                    1,735,000          1,782,713
8% Sr. Sub. Nts., 4/1/12                           2,050,000          2,203,750
--------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 4             2,700,000          2,855,250
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                      3,700,000          4,162,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                 950,000          1,023,625
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 4                      1,235,000          1,231,913
6.875% Sr. Sub. Nts., 12/1/11                        900,000            927,000
8.875% Sr. Sub. Nts., 3/15/10                        900,000            967,500
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr.
Unsec. Sub. Nts., 3/15/12                          5,800,000          6,061,000
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr.
Unsub. Nts., 2/2/11                                2,600,000          3,009,500
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                     2,100,000          2,058,000
9.625% Sr. Nts., 6/1/14                            2,147,000          2,018,180
9.75% Sr. Nts., 4/15/13                            6,400,000          6,072,000
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                            3,550,000          4,020,375
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                 5,300,000          5,432,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10                2,025,000          2,099,986
--------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr.
Unsec. Sub. Nts., 8/15/11                          3,200,000          3,440,000
--------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10                            2,700,000          3,111,750
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                            2,700,000          2,754,000


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.:
6.625% Nts., 12/1/14 4                          $  6,800,000    $     6,647,000
6.625% Nts., 12/1/14                               1,700,000          1,661,750
                                                                ----------------
                                                                    106,259,266

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts.,
4/15/12                                            3,300,000          3,555,750
--------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts.,
8/1/12                                             2,525,000          2,714,375
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                              800,000            940,594
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                2,250,000          2,351,250
8.875% Sr. Sub. Nts., 4/1/12                       1,500,000          1,631,250
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                     2,750,000          2,995,088
9.50% Sr. Unsec. Sub. Nts., 2/15/11                2,000,000          2,149,000
--------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec.
Nts., 3/15/15                                      1,115,000          1,042,525
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts.,
6/15/14                                            3,200,000          3,248,000
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub.
Nts., 4/15/12                                      1,200,000          1,326,000
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11           1,750,000          1,890,000
--------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                       1,100,000          1,160,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11              4,600,000          4,991,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr.
Nts., 4/1/13                                       2,500,000          2,725,000
--------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr.
Unsec. Nts., 6/1/07                                4,100,000          4,120,500
                                                                ----------------
                                                                     36,840,832

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                1,375,000          1,395,625
--------------------------------------------------------------------------------
MEDIA--11.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 2,3             2,000,000          1,740,000
8.375% Sr. Nts., Series B, 2/1/08 2,3              2,700,000          2,362,500
9.875% Sr. Nts., Series B, 3/1/07 2,3              2,200,000          1,919,500
10.25% Sr. Unsec. Nts., 11/1/06 2,3                1,600,000          1,368,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2,3           1,200,000          1,083,000
10.875% Sr. Unsec. Nts., 10/1/10 2,3               1,500,000          1,312,500
--------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/12                         2,100,000          2,079,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                    3,300,000          2,945,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                 5,299,000          5,226,139
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11               3,450,000          3,286,125
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                             1,350,000          1,356,750


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Block Communications, Inc., 9.25% Sr. Sub.
Nts., 4/15/09                                   $  1,100,000    $     1,177,000
--------------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr. Unsec.
Nts., Series B, 4/15/12                            3,400,000          3,349,000
--------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125%
Sr. Nts., 7/15/11 1,2,3 [EUR]                      1,000,000            121,016
--------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub.
Nts., 2/15/14                                      2,100,000          1,913,625
--------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625%
Sr. Sub. Nts., 6/1/11                                700,000            724,500
--------------------------------------------------------------------------------
Charter Communications Holdings II LLC,
10.25% Sr. Unsec. Nts., 9/15/10                    2,300,000          2,337,375
--------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/11 5                                         12,700,000          8,477,250
8.375% Sr. Nts., Second Lien, 4/30/14 4           12,100,000         12,100,000
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub.
Nts., 2/1/13                                       1,800,000          1,858,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc.
Nts., 3/15/14 5                                    5,700,000          3,819,000
--------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub.
Nts., 3/1/12                                       1,500,000          1,616,250
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance
Co., 9.875% Sr. Unsec. Nts., 11/15/09              3,000,000          3,322,500
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance
Co.:
5.875% Sr. Nts., 11/15/11                          1,000,000            992,500
8.50% Sr. Nts., 8/15/10                            2,100,000          2,299,500
9.875% Sr. Sub. Nts., 8/15/13                      3,516,000          4,025,820
--------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13         13,125,000         14,010,938
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing
Co., Inc., 8.375% Sr. Unsec. Nts., 3/15/13         3,904,000          4,343,200
--------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Unsec.
Nts., 10/1/14                                      5,350,000          5,309,875
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec.
Sub. Nts., 5/15/12                                 2,700,000          2,686,500
--------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                1,500,000          1,571,250
--------------------------------------------------------------------------------
Entravision Communications Corp., 8.125%
Sr. Sub. Nts., 3/15/09                             1,400,000          1,464,750
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec.
Nts., 12/1/10                                      5,247,000          4,905,945
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                                     1,750,000          1,907,500
--------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub.
Nts., 1/1/13                                       1,000,000          1,060,000
--------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec.
Nts., 5/15/13                                      1,250,000          1,164,425
--------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29          1,250,000          1,266,135
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts.,
5/15/13                                            1,800,000          1,719,000
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr.
Sub. Debs., 6/15/13                                1,350,000          1,478,250
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                           5,147,000          5,159,868
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                       4,700,000          4,529,625
6.875% Sr. Unsec. Sub. Nts., 10/1/13                 700,000            697,375
--------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr.
Debs., 4/26/23                                       400,000            523,974
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14        3,770,000          4,132,863


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                            $  3,400,000    $     3,425,500
8.875% Sr. Unsec. Nts., 5/15/11                      147,000            154,718
--------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts.,
1/15/13 4                                          1,500,000          1,537,500
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 4                        2,600,000          2,853,500
10.875% Sr. Sub. Nts., 12/15/12 4                  3,900,000          4,553,250
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                             1,950,000          2,103,563
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr.
Nts., 9/1/12 4                                     2,000,000          2,195,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                   6,050,000          6,231,500
8.75% Sr. Sub. Nts., 12/15/11                      1,250,000          1,318,750
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09               5,000,000          5,256,250
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                        2,050,000          2,142,250
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                            2,400,000          2,304,000
--------------------------------------------------------------------------------
Weekly Reader Corp./CompassLearning,
Inc./ WRC Media, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                     4,000,000          4,255,000
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc.
Nts., 12/15/14 4,5                                 6,427,000          4,466,765
                                                                ----------------
                                                                    173,541,619

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Asbury Automotive Group, Inc., 9% Sr.
Sub. Nts., 6/15/12                                 1,400,000          1,438,500
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375%
Sr. Sub. Nts., 1/15/14 4                           1,950,000          1,842,750
--------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                             3,000,000          3,292,500
--------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Sub. Nts.,
10/15/14 4                                         2,300,000          2,271,250
--------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr.
Unsec. Nts., 6/1/12                                1,950,000          1,767,188
--------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts.,
5/1/09 1,2,3                                         700,000                 --
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr.
Sub. Nts., 11/1/11                                 3,500,000          3,920,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                        1,100,000          1,105,500
                                                                ----------------
                                                                     15,637,688

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4            3,850,000          4,225,375
--------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                            2,350,000          2,361,750
7.73% Sr. Unsec. Unsub. Nts., 4/1/12 6             2,765,000          2,626,750
12.25% Sr. Nts., 12/15/12                          2,800,000          3,073,000
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11                                       1,250,000          1,343,750
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10              1,500,000          1,590,000
                                                                ----------------
                                                                     15,220,625


                        24 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr.
Sub. Nts., 1/15/12                              $  2,000,000    $     2,150,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11                     947,000          1,001,453
--------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                       900,000            933,750
8.50% Sr. Sub. Nts., 8/1/14                        4,500,000          4,466,250
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                       2,650,000          2,742,750
9.50% Sr. Sec. Nts., 2/15/11                       1,600,000          1,712,000
                                                                ----------------
                                                                     10,856,203

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
American Seafoods Group LLC, 10.125% Sr.
Sub. Nts., 4/15/10                                 3,500,000          3,753,750
--------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75%
Sr. Unsec. Sub. Nts., 7/15/12                      1,450,000          1,566,000
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
7.50% Sr. Unsec. Nts., 11/1/14                       900,000            841,500
--------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 4                       930,000            953,250
8.625% Sr. Sub. Nts., 12/15/12                     3,300,000          3,646,500
--------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                1,600,000          1,564,000
10.75% Sr. Nts., 3/1/10                            5,700,000          6,056,250
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                            1,909,000          2,042,630
8.875% Sr. Unsec. Nts., 3/15/11                      475,000            509,438
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11                                 1,700,000          1,759,500
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr.
Sub. Nts., 12/1/13                                   750,000            675,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08               2,240,000          2,340,800
8% Sr. Nts., Series B, 10/15/09                      400,000            434,000
--------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09             2,500,000          2,737,500
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr.
Sub. Nts., 4/15/11 1 [EUR]                         2,000,000          2,523,174
                                                                ----------------
                                                                     31,403,292

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec.
Sub. Nts., 12/15/12                                1,800,000          1,827,000
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                           2,500,000          2,684,375
9.375% Sr. Unsec. Sub. Nts., 6/1/11                3,500,000          3,701,250
                                                                ----------------
                                                                      8,212,625


                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                              $  1,250,000    $     1,309,375
--------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc.,
6.50% Nts., 7/15/10 4                              1,240,000          1,243,100
--------------------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                            1,200,000          1,269,000
--------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts.,
12/15/09                                           1,500,000          1,650,000
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts.,
12/15/10                                           2,500,000          2,656,250
--------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr.
Sec. Nts., Series A, 9/1/08                        1,500,000          1,567,500
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr.
Nts., 5/1/09                                       1,500,000          1,586,250
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr.
Unsec. Sub. Nts., 5/15/10                          2,500,000          2,625,000
                                                                ----------------
                                                                     11,354,000

--------------------------------------------------------------------------------
OIL & GAS--6.0%
ANR Pipeline Co., 8.875% Sr. Nts.,
3/15/10                                            1,400,000          1,542,699
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 4                         1,400,000          1,442,000
6.875% Sr. Unsec. Nts., 1/15/16                      784,000            821,240
--------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts.,
4/1/15 4                                             755,000            713,475
--------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts.,
6/15/12                                            5,152,000          5,332,320
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                            1,600,000          1,620,000
--------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75%
Sr. Unsec. Nts., 6/1/13                            7,450,000          7,990,125
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14           2,000,000          2,160,000
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec.
Nts., 10/1/11                                      1,100,000          1,138,500
--------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                3,200,000          3,368,000
8.375% Sr. Sub. Nts., 8/15/12                      2,850,000          3,127,875
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                           1,700,000          1,827,500
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                             3,000,000          3,247,500
9.50% Sr. Nts., 2/1/13                             2,000,000          2,310,000
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                      1,125,000          1,125,000
7.375% Sr. Sub. Nts., 7/15/13                      1,500,000          1,605,000
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                2,800,000          2,992,590
8% Sr. Unsub. Nts., 3/1/32                         4,800,000          5,483,006
8.875% Sr. Nts., 3/15/10                           1,800,000          1,983,470
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                 980,000            957,950
8.25% Sr. Unsec. Sub. Nts., 12/15/11               3,500,000          3,683,750
--------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                            3,175,000          3,639,344


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                          $ 11,550,000    $    12,851,154
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                          2,300,000          2,438,000
9.625% Sr. Sub. Nts., 4/1/12                       1,597,000          1,774,666
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.,
8.875% Sr. Unsub. Nts., Series B, 7/15/12          1,200,000          1,434,000
--------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub.
Nts., 5/1/12                                       3,300,000          3,399,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                2,700,000          2,929,500
7.625% Nts., 7/15/19                                 100,000            113,000
8.75% Unsec. Nts., 3/15/32                         6,400,000          7,720,000
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08 1                                800,000            838,000
                                                                ----------------
                                                                     91,608,664

--------------------------------------------------------------------------------
FINANCIALS--3.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
American Color Graphics, Inc., 10% Sr.
Sec. Nts., 6/15/10                                 1,350,000            978,750
--------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub.
Nts., 7/15/12                                      6,100,000          6,687,125
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08 1              3,700,000          1,480,000
                                                                ----------------
                                                                      9,145,875

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts.,
11/5/17 1,6                                        2,069,459          1,893,555
--------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1              78,000             83,850
--------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec.
Sub. Debs., 5/15/12                                1,700,000          1,861,500
                                                                ----------------
                                                                      3,838,905

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Affinia Group, Inc., 9% Sr. Sub. Nts.,
11/30/14 4                                         1,600,000          1,352,000
--------------------------------------------------------------------------------
American Commercial Lines LLC/American
Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 4                   1,005,000          1,065,300
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub
3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series
B, 10/1/14 5                                       3,100,000          2,170,000
9.625% Sr. Sub. Nts., 6/15/14                      4,794,000          5,393,250
--------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash
Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12        1,200,000          1,311,000
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts.,
4/1/15 4                                           2,470,000          2,037,750
--------------------------------------------------------------------------------
Universal City Florida:
7.96% Sr. Unsec. Nts., 5/1/10 6                      775,000            807,938
8.375% Sr. Unsec. Nts., 5/1/10                       900,000            942,750
                                                                ----------------
                                                                     15,079,988


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs.,
7/15/27                                         $  1,000,000    $     1,275,468
--------------------------------------------------------------------------------
REAL ESTATE--1.1%
American Casino & Entertainment Properties
LLC, 7.85% Sr. Sec. Nts., 2/1/12                   1,750,000          1,863,750
--------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11             2,552,000          2,800,820
--------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts.,
Series B, 8/1/08                                     618,000            630,360
--------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., 3/15/15 4       2,580,000          2,567,100
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                    2,797,000          2,950,835
10.50% Sr. Unsec. Nts., 6/15/09                    2,700,000          2,902,500
--------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr.
Nts., 4/1/15 4                                     2,215,000          2,275,913
                                                                ----------------
                                                                     15,991,278

--------------------------------------------------------------------------------
HEALTH CARE--6.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr.
Unsec. Nts., 3/18/12 4                             2,120,000          1,939,800
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75%
Sr. Sub. Nts., 2/15/12                             1,100,000          1,097,250
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125%
Sr. Sub. Nts., 6/15/12                             2,200,000          2,365,000
--------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%
Sr. Unsec. Nts., 11/1/11                           2,150,000          2,182,250
                                                                ----------------
                                                                      5,644,500

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
Alderwoods Group, Inc., 7.75% Sr. Nts.,
9/15/12 4                                          2,800,000          2,985,500
--------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub.
Nts., 4/1/13                                       2,000,000          2,035,000
--------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub.
Nts., 6/15/14                                      2,300,000          2,518,500
--------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr.
Unsec. Sub. Nts., 12/15/12                         2,400,000          2,454,000
--------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr.
Unsec. Nts., 1/15/15 1                             1,065,000          1,088,963
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 4                         2,320,000          2,407,000
7.25% Sr. Sub. Nts., 3/15/15 4                     2,030,000          2,095,975
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                         600,000            598,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                 1,900,000          2,061,500
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                2,800,000          2,933,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub.
Nts., 10/15/13                                     1,300,000          1,413,750
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                     1,200,000          1,234,781
6.375% Nts., 1/15/15                               8,350,000          8,684,902
7.875% Sr. Nts., 2/1/11                            1,000,000          1,102,789
8.75% Sr. Nts., 9/1/10                             2,000,000          2,283,020


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
HealthSouth Corp.:
7.625% Nts., 6/1/12                             $  3,950,000    $     3,851,250
8.375% Unsec. Nts., 10/1/11                        1,440,000          1,436,400
10.75% Sr. Unsec. Sub. Nts., 10/1/08               1,697,000          1,773,365
--------------------------------------------------------------------------------
Magellan Health Services, Inc.,
9.375% Sr. Unsec. Nts., Series A, 11/15/08         4,435,654          4,746,150
--------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub.
Nts., Series B, 8/15/12                            3,200,000          3,040,000
--------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub.
Nts., 11/1/11 4                                      650,000            732,875
--------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub.
Nts., 12/1/12                                      4,100,000          4,376,750
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 6/1/09                     2,207,000          2,438,735
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Sub. Nts., 7/15/15 4                               1,220,000          1,224,575
--------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                         1,900,000          2,090,000
--------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec.
Sub. Nts., 4/1/12                                  2,400,000          2,580,000
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub.
Nts., 2/1/15 4                                     2,650,000          2,636,750
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                           2,620,000          2,508,650
7.375% Nts., 2/1/13                                  147,000            145,898
9.875% Sr. Nts., 7/1/14                            4,875,000          5,252,813
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                               2,400,000          2,514,000
7% Sr. Sub. Nts., 11/15/13                         5,210,000          5,379,325
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                        2,150,000          2,311,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14               2,550,000          2,792,250
                                                                ----------------
                                                                     87,728,216

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11                        2,900,000          2,856,500
--------------------------------------------------------------------------------
INDUSTRIALS--8.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 8.50% Sr.
Unsec. Sub. Nts., 5/15/11                          2,400,000          2,574,000
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08          2,900,000          2,914,500
8.50% Sr. Unsec. Nts., 10/1/10                     1,100,000          1,221,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                  147,000            154,350
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                        900,000            877,500
6.125% Sr. Unsec. Sub. Nts., 1/15/14               1,350,000          1,356,750
7.625% Sr. Sub. Nts., 6/15/12                      1,250,000          1,337,500
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub.
Nts., 12/15/12                                     1,900,000          2,090,000
--------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr.
Sub. Nts., 7/15/11                                 2,800,000          2,982,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                           1,517,000          1,687,663
11% Sr. Sub. Nts., 2/15/13                         1,299,000          1,500,345


                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11                            $  1,050,000    $     1,044,750
                                                                ----------------
                                                                     19,740,358

--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp., 9% Debs., 8/1/12                        2,000,000          1,580,000
--------------------------------------------------------------------------------
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts.,
6/15/10 2,3                                        2,000,000            390,000
13% Sr. Unsec. Nts., 2/1/09 2,3                    6,720,000          1,310,400
--------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr.
Unsec. Nts., 2/1/09                                3,850,000          1,694,000
                                                                ----------------
                                                                      4,974,400

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75%
Sr. Sub. Nts., 4/15/12                             1,500,000          1,560,000
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 4                   1,150,000          1,069,500
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr.
Sec. Nts., 7/1/10                                  1,944,000          2,138,400
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                                1,550,000          1,449,250
--------------------------------------------------------------------------------
North America Energy Partners,
Inc., 8.75% Sr. Unsec. Nts., 12/1/11               1,300,000          1,124,500
                                                                ----------------
                                                                      7,341,650

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 4                            850,000            826,625
7.375% Sr. Sec. Nts., Series B, 4/15/14           11,000,000         10,230,000
8.875% Sr. Nts., Series B, 4/1/08                  1,700,000          1,793,500
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05 1,2,3                2,500,000                 --
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts.,
12/1/13                                            4,300,000          4,106,500
--------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr.
Nts., Series B, 12/1/07                            2,400,000          2,412,000
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                2,200,000          2,194,500
7.50% Sr. Nts., 5/1/11                             1,350,000          1,412,438
--------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                            4,150,000          4,502,750
                                                                ----------------
                                                                     27,478,313

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec.
Nts., 7/15/12                                      3,175,000          3,127,375
--------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                          1,050,000            929,250
--------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr.
Nts., 11/15/10                                     2,200,000          2,365,000
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr.
Unsec. Debs., 10/15/28                             1,000,000          1,025,824
                                                                ----------------
                                                                      7,447,449

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13               1,800,000          1,372,500


                        30 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--1.6%
Case New Holland, Inc., 9.25% Sr. Nts.,
8/1/11 4                                        $  1,300,000    $     1,371,500
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 4                                          2,000,000          1,970,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. (The), 8.375% Sr.
Nts., 5/15/15 4                                    1,945,000          1,988,763
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                             600,000            630,000
10.50% Sr. Sub. Nts., 8/1/12                       2,174,000          2,467,490
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec.
Nts., 5/15/11                                      4,700,000          4,958,500
--------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr.
Nts., 6/15/11                                      2,800,000          2,870,000
--------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09            1,600,000          1,688,000
--------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                3,900,000          4,251,000
10.375% Sr. Unsec. Sub. Nts., Series B,
4/1/11                                               500,000            545,000
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                            1,950,000          1,950,000
                                                                ----------------
                                                                     24,690,253

--------------------------------------------------------------------------------
MARINE--0.6%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12           5,000,000          5,625,000
--------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First
Priority Ship Mtg. Nts., 6/30/07 1,2,3             3,324,000          2,908,500
--------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec.
Nts., 7/15/05 1,2,3                                5,000,000             28,000
                                                                ----------------
                                                                      8,561,500

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                            2,000,000          2,075,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                        1,125,000          1,049,063
7.50% Sr. Unsec. Nts., 11/1/13                     3,093,000          3,062,070
9.625% Sr. Nts., 12/1/12                           2,000,000          2,190,000
                                                                ----------------
                                                                      8,376,133

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                            9,000,000          8,617,500
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 4              2,300,000          2,420,750
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Lucent Technologies, Inc., 6.45% Unsec.
Debs., 3/15/29                                     7,500,000          6,750,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 1,2,3                   5,310,000          2,920,500
                                                                ----------------
                                                                      9,670,500

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr.
Nts., 5/15/09                                      1,700,000          1,816,875


                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Flextronics International Ltd., 6.25% Sr.
Sub. Nts., 11/15/14                             $  4,750,000   $      4,738,125
--------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub.
Nts., 8/15/08                                      3,000,000          3,172,500
--------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts.,
8/1/14 4                                           3,175,000          3,087,688
--------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 4       2,370,000          2,275,200
--------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr.
Unsec. Sub. Nts., 12/15/13                         4,200,000          3,927,000
                                                                ---------------
                                                                     17,200,513

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr.
Nts., 12/15/09 1,2,3 [EUR]                         4,232,751             51,223
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,2,3                        1,040,900                 --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,2,3 [EUR]                                1,000,000                 --
                                                                ----------------
                                                                         51,223

--------------------------------------------------------------------------------
IT SERVICES--0.6%
DynCorp International LLC, 9.50% Sr. Sub.
Nts., 2/15/13 4                                    4,665,000          4,361,775
--------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub.
Nts., 4/1/13                                       2,400,000          2,496,000
--------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11       1,400,000          1,508,500
                                                                ----------------
                                                                      8,366,275

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--1.2%
Advanced Micro Devices, Inc., 7.75% Sr.
Unsec. Nts., 11/1/12                               5,450,000          5,395,500
--------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec.
Sub. Nts., 2/15/08                                 3,500,000          3,377,500
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr.
Unsec. Nts., 7/15/14                               2,300,000          2,484,000
--------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub.
Nts., 1/1/15 4                                     6,350,000          6,302,375
--------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub.
Nts., 12/15/14 4                                     586,000            565,490
                                                                ----------------
                                                                     18,124,865

--------------------------------------------------------------------------------
MATERIALS--13.1%
--------------------------------------------------------------------------------
CHEMICALS--4.0%
AEP Industries, Inc., 7.875% Sr. Nts.,
3/15/13 4                                            840,000            846,060
--------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
Series B, 12/1/07 1                                2,000,000          1,340,000
--------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub.
Nts., 8/15/11                                        895,000            980,025
--------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12            2,800,000          3,262,000
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                      147,000            159,863
10.625% Sr. Unsec. Nts., 5/1/11                    4,400,000          4,878,500
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc,
10.125% Sr. Unsec. Sub. Nts., 7/1/09               5,572,000          5,760,055
--------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr.
Nts., 3/1/09                                       6,100,000          6,557,500
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                  2,535,000          2,984,963
11.625% Sr. Unsec. Nts., 10/15/10                     95,000            111,744


                        32 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                         $     24,000    $        24,360
10.875% Sr. Unsec. Nts., 8/1/13                      147,000            173,093
10.875% Sr. Unsec. Nts., Series B, 6/1/08             46,000             51,980
--------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts.,
8/15/14 4                                          3,300,000          3,382,500
--------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub.
Nts., 7/1/11                                       2,700,000          2,956,500
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
12/15/09                                           1,800,000          1,944,000
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub.
Disc. Nts., 11/15/14 5                             2,850,000          1,667,250
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                            147,000            157,106
9.50% Sr. Sec. Nts., 12/15/08                        700,000            748,125
9.625% Sr. Sec. Nts., Series A, 5/1/07             2,500,000          2,681,250
9.875% Sec. Nts., Series B, 5/1/07                   269,000            277,070
10.50% Sr. Sec. Nts., 6/1/13                       1,250,000          1,435,938
11.125% Sr. Sec. Nts., 7/15/12                       700,000            798,000
--------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec.
Sub. Nts., 6/15/08                                   746,000            811,275
--------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts.,
12/31/08                                             989,550          1,053,871
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.99% Sr. Sec. Nts.,
12/31/06 6                                            43,239             43,455
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                     2,600,000          2,580,500
10.625% Sr. Unsec. Nts., 5/15/10                   1,597,000          1,696,813
--------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                         1,650,000          1,724,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10              1,350,000          1,458,000
--------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10          2,020,000          2,176,550
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 4                    1,000,000            997,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                950,000          1,052,125
--------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts.,
4/1/09 1                                           1,500,000          1,558,755
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts.,
12/19/07 1,7                                       2,045,678          2,035,450
--------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts.,
7/15/11                                              844,000            922,070
                                                                ----------------
                                                                     61,288,496

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
NTK Holdings, Inc., 0%/10.75% Sr. Disc.
Nts., 3/1/14 4,5                                   6,090,000          2,892,750
--------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec.
Nts., 6/15/11                                      2,600,000          3,025,750
                                                                ----------------
                                                                      5,918,500

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.6%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                        2,800,000          3,108,000
10.875% Sr. Sec. Nts., 3/1/13                      1,400,000          1,652,000


                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 4                      $  1,200,000    $     1,218,000
9.875% Sub. Nts., 10/15/14 4                       2,400,000          2,418,000
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                            3,300,000          3,415,500
9.50% Sr. Sub. Nts., 8/15/13                       2,100,000          2,126,250
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                 650,000            624,000
8.25% Sr. Unsec. Nts., 10/1/12                     2,500,000          2,525,000
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts.,
10/1/12                                            2,500,000          2,512,500
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                         700,000            747,250
8.25% Sr. Unsec. Nts., 5/15/13                     1,347,000          1,469,914
8.75% Sr. Sec. Nts., 11/15/12                      5,400,000          5,980,500
8.875% Sr. Sec. Nts., 2/15/09                      3,000,000          3,202,500
--------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                      1,200,000          1,176,000
11.625% Sr. Sec. Nts., 6/15/09 4,7                 1,404,123          1,509,432
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14         6,050,000          5,687,000
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                            2,500,000          2,537,500
9.25% Sr. Unsec. Nts., 2/1/08                      1,000,000          1,050,000
9.75% Sr. Unsec. Nts., 2/1/11                      4,000,000          4,250,000
--------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                    1,700,000          1,606,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 4                                            735,000            797,475
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                            5,100,000          4,309,500
                                                                ----------------
                                                                     53,922,821

--------------------------------------------------------------------------------
METALS & MINING--3.3%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                     4,447,000          3,779,950
7.875% Sr. Unsec. Nts., 2/15/09                      900,000            823,500
--------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts.,
7/1/13                                             2,650,000          2,749,375
--------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125%
Sr. Nts., 3/15/14                                  1,500,000          1,402,500
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec.
Nts., 8/15/14                                      2,800,000          2,779,000
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec.
Nts., 8/1/14                                       1,900,000          2,004,500
--------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec.
Nts., 10/15/10                                     2,200,000          2,425,500
--------------------------------------------------------------------------------
International Utility Structures, Inc., 13%
Unsec. Sub. Nts., 2/1/08 1,2,3                       814,000                 --
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                  850,000            953,063
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts.,
4/1/14                                             4,543,000          5,315,310
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
Nts., 6/1/12                                       2,500,000          2,712,500
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875%
Sr. Nts., Series B, 10/15/06 2,3                   2,000,000          1,830,000
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec.
Nts., 10/15/13                                     2,800,000          3,038,000


                        34 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                        $  1,750,000    $     1,811,250
--------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts.,
3/1/10                                               850,000            926,500
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 4           3,750,000          3,782,813
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts.,
7/15/09                                            5,750,000          6,224,375
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec.
Nts., Series B, 3/15/13                            2,500,000          2,662,500
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts.,
3/15/09                                            1,500,000          1,601,250
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                              700,000            740,250
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                            1,514,000          1,642,690
10.75% Sr. Nts., 8/1/08                            1,493,000          1,664,695
                                                                ----------------
                                                                     50,869,521

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.8%
Abitibi-Consolidated, Inc., 8.55% Nts.,
8/1/10                                             1,250,000          1,309,375
--------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts.,
6/15/11                                            2,250,000          2,205,000
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr.
Nts., 10/1/13                                      1,000,000          1,025,000
--------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                    1,500,000          1,698,750
9.375% Sr. Unsec. Nts., 2/1/13                     3,800,000          4,317,750
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec.
Nts., 11/15/07 1,2,3                               5,400,000          2,403,000
--------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts.,
10/1/15 4,7 [EUR]                                    774,809            754,800
--------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr.
Nts., 2/15/13                                      2,290,000          1,843,450
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec.
Nts., 3/1/14                                       1,500,000          1,477,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 4                    5,347,000          4,772,198
12.75% Sr. Unsec. Sub. Nts., Series B,
6/15/10                                              900,000            621,000
--------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                            2,800,000          2,072,000
8.50% Sr. Unsec. Nts., 2/1/11                        147,000            114,293
--------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec.
Nts., 7/28/09 1,7                                  2,294,000          2,385,760
                                                                ----------------
                                                                     26,999,876

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
American Tower Corp., 7.125% Sr. Unsec.
Nts., 10/15/12                                     1,500,000          1,593,750
--------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 4                             1,230,000          1,208,475
8.375% Sr. Sub. Nts., 1/15/14 4                      970,000            999,100
--------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13 4                            670,000            651,575
9.25% Sr. Nts., 5/15/11                              600,000            672,750
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts.,
1/15/15 4                                          5,135,000          5,443,100


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Continued
iPCS, Inc., 7/15/10, Escrow Shares 1            $  1,350,000    $            --
--------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr.
Unsec. Nts., 5/1/08                                6,150,000          5,135,250
--------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 6                   2,693,000          2,736,761
7.688% Sr. Unsec. Nts., 5/1/09 6                   2,900,000          3,026,875
--------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr.
Unsec. Disc. Nts., 11/1/14 5                       1,250,000            865,625
--------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts.,
7/15/05 1,2,3                                      4,000,000            140,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec.
Nts., 8/15/10                                      4,272,000          4,272,000
--------------------------------------------------------------------------------
Qwest Communications International, Inc.,
7.25% Sr. Unsec. Sub. Nts., 2/15/11 6              1,500,000          1,458,750
--------------------------------------------------------------------------------
Qwest Corp.:
8.875% Nts., 3/15/12 4,6                           4,200,000          4,588,500
8.875% Unsec. Unsub. Nts., 3/15/12 6               1,400,000          1,529,500
--------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10               17,300,000         20,068,000
14% Sr. Sec. Sub. Nts., 12/15/14                   3,800,000          4,626,500
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,2,3                                      2,300,000                 --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%
Sr. Nts., 2/15/14 4                                3,195,000          3,099,150
--------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner
Telecom, Inc., 9.75% Sr. Nts., 7/15/08             1,800,000          1,818,000
--------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr.
Unsec. Sub. Nts., 2/1/11                           1,150,000          1,155,750
--------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC,
7.75% Sr. Nts., 2/15/15 4                          1,370,000          1,352,875
                                                                ----------------
                                                                     66,442,286

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                            2,750,000          2,897,813
11% Sr. Unsec. Nts., 7/31/10                         147,000            165,559
12.50% Sr. Unsec. Nts., 2/1/11                     2,200,000          2,497,000
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts.,
Series B, 8/1/11                                   1,920,000          1,958,400
--------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12       6,450,000          6,917,625
--------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr.
Sub. Disc. Nts., 8/1/08 8                          4,300,000          3,321,750
--------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                  5,459,000          6,318,793
9.75% Sr. Nts., 11/15/31 6                           600,000            783,750
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,2,3                          9,220,000                 --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                          7,350,000          8,342,250
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr.
Sec. Nts., 11/1/11 4                               1,660,000          1,751,300
--------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr.
Nts., 10/1/13                                      3,671,000          3,377,320
--------------------------------------------------------------------------------
IWO Escrow Co., 6.891% Sr. Sec. Nts.,
1/15/12 4,6                                          570,000            568,575
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr.
Nts., 8/1/15                                      11,460,000         12,434,100
--------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts.,
7/1/11                                             3,300,000          3,597,000


                        36 | OPPENHEIMER HIGH YIELD FUND

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                        $   2,100,000   $     2,147,250
7.50% Sec. Nts., 3/15/15                            2,700,000         2,949,750
8% Sr. Sub. Nts., 12/15/12                          1,400,000         1,515,500
--------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                        2,100,000         2,205,000
9.625% Sr. Sub. Nts., Series B, 5/15/08             1,150,000         1,115,500
9.75% Sr. Sub. Nts., 1/15/10                        2,747,000         2,568,445
9.875% Sr. Nts., 2/1/10                             2,200,000         2,282,500
--------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec.
Nts., Cl. A, 12/1/12                                4,350,000         4,708,875
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp., 0%/9.75% Sr. Disc.
Nts., 12/15/11 5                                    6,234,000         5,766,450
--------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts.,
6/1/13                                              4,400,000         4,081,000
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts.,
3/1/11                                              4,200,000         4,630,500
--------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12        1,625,000         1,815,938
--------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec.
Nts., 7/15/13                                       1,599,000         1,828,856
                                                                ----------------
                                                                     92,546,799

--------------------------------------------------------------------------------
UTILITIES--6.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.9%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts.,3/1/11 1 [GBP]        2,500,000         4,524,036
8.75% Sr. Sec. Nts., 5/15/13 4                      2,700,000         3,030,750
--------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05          1,350,000         1,354,725
--------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec.
Nts., Series B, 12/15/09                              686,761           739,985
--------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                              974,000           917,995
8.891% Sr. Sec. Nts., 7/15/07 4,6                   5,786,925         4,976,756
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                    1,200,000         1,332,875
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                             1,147,000         1,212,953
7.75% Sr. Nts., 8/1/10                              1,400,000         1,512,000
9.875% Sr. Unsec. Nts., 10/15/07                    4,000,000         4,380,000
--------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 4                              1,190,000         1,217,795
6.125% Nts., 3/25/19 4                                760,000           739,278
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec.
Nts., 5/1/34                                        9,400,000        10,575,000
--------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr.
Unsec. Nts., 5/1/11 2,3                             1,300,000         1,498,250
--------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc., 7.375% Sr. Sec. Nts., Series B,
9/1/10                                              3,350,000         3,450,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc., 8.50% Sr. Sec. Nts., 9/1/10              1,300,000         1,381,250
--------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 4                                          5,044,000         5,346,640


                        37 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                    $   4,997,000      $  5,471,715
9.50% Sr. Sec. Nts., 7/15/13                        5,950,000         6,634,250
--------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts.,
5/1/11                                              2,550,000         2,779,500
--------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 4        5,350,000         5,657,625
--------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 4                   5,325,000         5,191,108
                                                                ----------------
                                                                     73,924,986

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08        1,100,000         1,125,394
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series
A, 11/30/19 1                                       3,271,438         3,664,010
--------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr.
Unsec. Nts., 5/1/08                                 6,300,000         4,567,500
--------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts.,
2/1/08                                                800,000           839,090
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11               2,886,000         2,864,355
8.75% Sr. Nts., 2/15/12                             1,159,000         1,269,105
10.125% Sr. Sec. Nts., 7/15/13 4                    6,200,000         7,037,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates,
Series A, 6/30/12                                   2,601,488         2,707,173
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts.,
11/1/14 4                                           1,000,000         1,030,000
                                                                ----------------
                                                                     23,978,233

--------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec.
Sub. Nts., Series B, 12/1/12                        1,400,000         1,582,000
                                                                ----------------
Total Corporate Bonds and Notes
(Cost $1,313,710,300)                                             1,331,065,621

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.5%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg. 1,3                                          110,146                --
--------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange
Debs., Non-Vtg. 1,3                                   140,000        11,235,000
--------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series
F (converts into Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 4                         2,800           351,400
--------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr.
Redeemable, Non-Vtg. 1,3                                3,738               374
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,3                   28,000            35,000
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,3                                                1                --
--------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 3                  6,516             1,564
--------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 1,7                                134,549           259,370
--------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%
Cum. Jr. Exchangeable, Non-Vtg. 1,7                       884         5,704,010
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                   192               384
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series
B, Non-Vtg. 1,3                                         1,487         1,371,758


                        38 | OPPENHEIMER HIGH YIELD FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS Continued
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 1                               26,250       $ 3,812,813
                                                                ----------------

Total Preferred Stocks (Cost $24,667,972)                            22,771,673

--------------------------------------------------------------------------------
COMMON STOCKS--0.8%
--------------------------------------------------------------------------------
Broadwing Corp.                                        10,551            48,746
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,3                    6,613                --
--------------------------------------------------------------------------------
Citigroup, Inc.                                         2,479           114,604
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 3                    132,227           185,118
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 3                  157,019           668,901
--------------------------------------------------------------------------------
Equinix, Inc. 3                                           177             7,671
--------------------------------------------------------------------------------
Globix Corp. 3                                         80,275           198,279
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,3                      93,333                --
--------------------------------------------------------------------------------
Huntsman Corp. 3                                       54,796         1,055,179
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 3              168,429           707,402
--------------------------------------------------------------------------------
iPCS, Inc. 3                                           38,470         1,250,275
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 3                    17,168           476,412
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 3                       30,141         1,406,680
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 3                       72,415         2,556,974
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               3,772           154,727
--------------------------------------------------------------------------------
MCI, Inc.                                              24,441           628,378
--------------------------------------------------------------------------------
Orbital Sciences Corp. 3                               14,063           139,224
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 3                                   28,991           637,512
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 3                            8,124           205,131
--------------------------------------------------------------------------------
Prandium, Inc. 1,3,9                                  459,132             2,755
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,3                            3,987           147,519
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,3                               30,000           165,000
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,3                      13,172             3,754
--------------------------------------------------------------------------------
Western Forest Products, Inc. 3                       467,777         1,574,910
--------------------------------------------------------------------------------
WRC Media Corp. 1,3                                     9,471               189
--------------------------------------------------------------------------------
XO Communications, Inc. 3                              16,729
                                                                         44,499
                                                                ----------------

Total Common Stocks (Cost $27,603,870)                               12,379,839

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,4              4,300         1,274,350
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,3                   2,000                --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07 1,3                                            3,330                --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 1,3                                        4,000                --
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,3                7,500                --


                        39 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                          VALUE
                                                        UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATE Continued
--------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp.
11/1/05 1,3                                             2,575   $            26
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,3                1,445                14
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/15/05 1,3                                            50,820                --
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,3                                       42,243             1,690
Exp. 5/16/06 1,3                                           63                --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 3,4                    7,055                --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,3                       3,750                --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 3,4                                        2,800                --
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts.,
Exp. 1/15/07 1,3                                        3,910                --
--------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 3                   14,440                72
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,3                     5,000                --
--------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp.
7/8/05 3                                                  916                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 3            100,000            37,000
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp.
12/19/08 1,3                                            6,474            13,595
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts.,
Exp. 1/16/10 3                                         33,465            11,713
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts.,
Exp. 1/16/10 3                                         25,098             6,525
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 3                                         25,098             5,250
--------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts.,
Exp. 8/12/12 1,3                                       30,800             3,080
                                                                ----------------
Total Rights, Warrants and Certificates
(Cost $521,029)                                                       1,353,315

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--1.2%
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through
Certificates:
Series 3-4, 10.50%, 12/29/09 4,10               $   4,000,000         3,935,000
Series 4-T1, 8.25%, 6/29/10 4,10                   11,880,000        11,939,400
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index
Securities, Series 2004-1, 8.218%, 8/1/15 1,10      2,568,185         2,761,236
                                                                ----------------
Total Structured Notes (Cost $18,658,767)                            18,635,636

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $1,896,542)                            1,896,542         1,896,542

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.9%
--------------------------------------------------------------------------------
Undivided interest of 0.62% in joint
repurchase agreement (Principal Amount/Value
$193,040,000, with a maturity value of
$193,055,711) with DB Alex Brown LLC, 2.93%,
dated 6/30/05, to be repurchased at
$1,200,098 on 7/1/05, collateralized by U.S.
Treasury Bonds, 8.125%--9%, 11/15/18--8/15/21
with a value of $196,993,905                        1,200,000         1,200,000


                        40 | OPPENHEIMER HIGH YIELD FUND

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
--------------------------------------------------------------------------------
Undivided interest of 8.32% in joint
repurchase agreement (Principal Amount/Value
$1,234,399,000, with a maturity value of
$1,234,508,724) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at
$102,698,128 on 7/1/05, collateralized by
Federal Home Loan Mortgage Corp., 5.50%,
2/1/35, with a value of $1,260,871,334          $ 102,689,000   $   102,689,000
                                                                ----------------
Total Joint Repurchase Agreements
(Cost $103,889,000)                                                 103,889,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$1,503,480,421)                                          99.1%    1,501,681,626
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.9        13,915,692
                                                --------------------------------

NET ASSETS                                              100.0%  $ 1,515,597,318
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR  Euro
GBP British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $67,219,335, which represents 4.44% of the Fund's net assets, of which $2,755 is considered restricted. See Note 6 of Notes to Financial Statements.

2. Issue is in default. See Note 1 of Notes to Financial Statements.

3. Non-income producing security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $205,337,225 or 13.55% of the Fund's net assets as of June 30, 2005.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $2,755. Transactions during the period in which the issuer was an affiliate are as follows:

                        SHARES       GROSS        GROSS          SHARES        VALUE   DIVIDEND
                 JUNE 30, 2004   ADDITIONS   REDUCTIONS   JUNE 30, 2005   SEE NOTE 1     INCOME
-----------------------------------------------------------------------------------------------
Prandium, Inc.         459,132          --           --         459,132   $    2,755   $     --

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        41 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $1,498,080,421)                    $ 1,501,678,871
Affiliated companies (cost $5,400,000)                                    2,755
                                                                ----------------
                                                                  1,501,681,626
--------------------------------------------------------------------------------
Cash                                                                    484,600
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                               27,439,759
Investments sold                                                      6,071,628
Shares of beneficial interest sold                                    1,055,361
Other                                                                    35,301
                                                                ----------------
Total assets                                                      1,536,768,275

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                14,310,739
Dividends                                                             2,830,371
Shares of beneficial interest redeemed                                2,683,979
Distribution and service plan fees                                      873,414
Transfer and shareholder servicing agent fees                           214,692
Shareholder communications                                              154,057
Trustees' compensation                                                   38,052
Other                                                                    65,653
                                                                ----------------
Total liabilities                                                    21,170,957

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,515,597,318
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       160,739
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,130,818,362
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,807,789)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (608,766,511)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
of assets and liabilities denominated in foreign currencies          (1,807,483)
                                                                ----------------

NET ASSETS                                                      $ 1,515,597,318
                                                                ================


                        42 | OPPENHEIMER HIGH YIELD FUND

------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,092,260,509 and 115,511,898 shares of beneficial interest outstanding)      $9.46
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                             $9.93
------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$232,046,273 and 24,926,106 shares of beneficial interest outstanding)         $9.31
------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$134,452,646 and 14,257,678 shares of beneficial interest outstanding)         $9.43
------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$15,973,328 and 1,685,975 shares of beneficial interest outstanding)           $9.47
------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $40,864,562 and 4,357,176 shares of beneficial interest
outstanding)                                                                   $9.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        43 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $   130,548,706
--------------------------------------------------------------------------------
Dividends                                                               359,539
                                                                ----------------
Total investment income                                             130,908,245

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,926,511
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,696,103
Class B                                                               2,786,128
Class C                                                               1,490,963
Class N                                                                  68,758
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,709,174
Class B                                                                 439,599
Class C                                                                 255,966
Class N                                                                  37,713
Class Y                                                                 234,660
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 207,656
Class B                                                                  66,754
Class C                                                                  32,124
Class N                                                                   3,595
Class Y                                                                      85
--------------------------------------------------------------------------------
Trustees' compensation                                                   36,211
--------------------------------------------------------------------------------
Custodian fees and expenses                                              31,809
--------------------------------------------------------------------------------
Other                                                                   100,230
                                                                ----------------
Total expenses                                                       20,124,039
Less reduction to custodian expenses                                    (25,516)
Less waivers and reimbursements of expenses                             (51,390)
                                                                ----------------
Net expenses                                                         20,047,133

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               110,861,112


                        44 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                     $   (36,530,841)
Foreign currency transactions                                         1,038,946
Swap contracts                                                       (1,388,442)
                                                                ----------------
Net realized loss                                                   (36,880,337)
--------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                          49,285,614
Translation of assets and liabilities denominated in foreign
currencies                                                             (761,748)
Swap contracts                                                       (2,572,348)
                                                                ----------------
Net change in unrealized depreciation                                45,951,518

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   119,932,293
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        45 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                               2005              2004
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $   110,861,112   $   130,707,043
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                   (36,880,337)        7,552,801
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation                       45,951,518        32,370,748
                                                       ----------------------------------
Net increase in net assets resulting from
operations                                                 119,932,293       170,630,592

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (79,104,021)      (86,840,525)
Class B                                                    (17,461,746)      (23,983,742)
Class C                                                     (9,342,456)      (11,359,611)
Class N                                                       (915,301)         (757,025)
Class Y                                                     (3,700,700)       (4,327,419)

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                     12,882,345      (106,090,589)
Class B                                                    (73,579,012)      (78,231,133)
Class C                                                    (15,884,269)      (14,771,121)
Class N                                                      7,103,476           565,563
Class Y                                                    (16,599,862)        1,289,210

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total decrease                                             (76,669,253)     (153,875,800)
-----------------------------------------------------------------------------------------
Beginning of period                                      1,592,266,571     1,746,142,371
                                                       ----------------------------------
End of period (including accumulated net
investment loss of $4,807,789 and $2,518,220,
respectively)                                          $ 1,515,597,318   $ 1,592,266,571
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        46 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED JUNE 30,                              2005              2004              2003          2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.41       $      9.15       $      8.62     $   10.20     $     11.89
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .67 1             .73               .84           .92            1.18
Net realized and unrealized gain (loss)                   .05               .24               .47         (1.44)          (1.59)
                                                  --------------------------------------------------------------------------------
Total from investment operations                          .72               .97              1.31          (.52)           (.41)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.67)             (.71)             (.69)        (1.01)          (1.28)
Tax return of capital distribution                         --                --              (.09)         (.05)             --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.67)             (.71)             (.78)        (1.06)          (1.28)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.46       $      9.41       $      9.15     $    8.62     $     10.20
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.85%            10.90%            16.38%        (5.47)%         (3.69)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,092,260       $ 1,073,708       $ 1,150,055     $ 858,834     $   962,017
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,125,060       $ 1,146,751       $   934,227     $ 948,097     $ 1,038,442
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    7.05%             7.80%             9.54%         9.68%          10.66%
Total expenses                                           1.03% 4,5         1.03% 4,5         1.07% 4       1.10% 4         1.00% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    52%               55%               68%           47%             33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        47 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B YEAR ENDED JUNE 30,                                2005              2004              2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $        9.26       $      9.03       $      8.51      $   10.09     $    11.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .59 1             .63               .74            .84           1.10
Net realized and unrealized gain (loss)                     .05               .24               .49          (1.43)         (1.58)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .64               .87              1.23           (.59)          (.48)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.59)             (.64)             (.62)          (.94)         (1.20)
Tax return of capital distribution                           --                --              (.09)          (.05)            --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.59)             (.64)             (.71)          (.99)         (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        9.31       $      9.26       $      9.03      $    8.51     $    10.09
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         7.05%             9.86%            15.60%         (6.23)%        (4.37)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     232,046       $   303,184       $   372,947      $ 338,654     $  386,309
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     279,146       $   347,319       $   321,200      $ 366,869     $  414,648
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.27%             7.03%             8.81%          8.93%          9.91%
Total expenses                                             1.80% 4,5         1.80% 4,5         1.84% 4        1.86% 4        1.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      52%               55%               68%            47%            33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        48 | OPPENHEIMER HIGH YIELD FUND

CLASS C YEAR ENDED JUNE 30,                              2005              2004              2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.38       $      9.13       $      8.60     $   10.18     $     11.87
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .60 1             .66               .78           .86            1.11
Net realized and unrealized gain (loss)                   .05               .23               .46         (1.45)          (1.60)
                                                  --------------------------------------------------------------------------------
Total from investment operations                          .65               .89              1.24          (.59)           (.49)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.60)             (.64)             (.62)         (.94)          (1.20)
Tax return of capital distribution                         --                --              (.09)         (.05)             --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.60)             (.64)             (.71)         (.99)          (1.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.43       $      9.38       $      9.13     $    8.60     $     10.18
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.02%             9.96%            15.55%        (6.08)%         (4.43)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   134,453       $   149,505       $   160,713     $ 106,884     $    90,603
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   149,487       $   166,367       $   120,997     $ 104,882     $    83,776
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    6.27%             7.03%             8.78%         8.75%           9.90%
Total expenses                                           1.81% 4,5         1.79% 4,5         1.83% 4       1.86% 4         1.76% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    52%               55%               68%           47%             33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        49 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N YEAR ENDED JUNE 30,                              2005              2004              2003          2002           2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.43       $      9.17       $      8.63     $   10.20     $    11.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .64 2             .70               .80           .96            .41
Net realized and unrealized gain (loss)                   .04               .24               .49         (1.48)         (1.13)
                                                  --------------------------------------------------------------------------------
Total from investment operations                          .68               .94              1.29          (.52)          (.72)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.64)             (.68)             (.66)        (1.00)          (.41)
Tax return of capital distribution                         --                --              (.09)         (.05)            --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.64)             (.68)             (.75)        (1.05)          (.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.47       $      9.43       $      9.17     $    8.63     $    10.20
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       7.32%            10.47%            16.08%        (5.53)%        (6.43)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    15,973       $     8,894       $     8,324     $   2,396     $      146
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    13,788       $    10,501       $     4,827     $     799     $       46
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    6.66%             7.41%             9.14%         8.41%         11.47%
Total expenses                                           1.42% 5,6         1.38% 5,6         1.41% 5       1.35% 5        1.04% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    52%               55%               68%           47%            33%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        50 | OPPENHEIMER HIGH YIELD FUND

CLASS Y YEAR ENDED JUNE 30,                               2005              2004             2003          2002             2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       9.33      $      9.09       $      8.56     $   10.14     $      11.82
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .67 1            .73               .86           .90             1.20
Net realized and unrealized gain (loss)                    .05              .23               .45         (1.41)           (1.59)
                                                  --------------------------------------------------------------------------------
Total from investment operations                           .72              .96              1.31          (.51)            (.39)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.67)            (.72)             (.69)        (1.02)           (1.29)
Tax return of capital distribution                          --               --              (.09)         (.05)              --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.67)            (.72)             (.78)        (1.07)           (1.29)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       9.38      $      9.33       $      9.09     $    8.56     $      10.14
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        7.92%           10.80%            16.51%        (5.37)%          (3.57)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     40,865      $    56,976       $    54,102     $  38,500     $     60,244
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     52,400      $    56,276       $    43,178     $  44,583     $     56,669
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     7.08%            7.85%             9.63%         9.88%           10.72%
Total expenses                                            1.07%            1.14%             1.34%         1.01%            0.94%
Expenses after payments and waivers and
reduction to custodian expenses                           0.97%            0.98%             0.98%         0.98%             N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     52%              55%               68%           47%              33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        51 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on


                        52 | OPPENHEIMER HIGH YIELD FUND
the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 1.2% of the Fund's net assets and resulted in unrealized cumulative losses of $23,131.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $25,714,639, representing 1.70% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the


                        53 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED             ACCUMULATED   OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                    LOSS  FOR FEDERAL INCOME
     INCOME                    GAIN  CARRYFORWARD 1,2,3,4,5        TAX PURPOSES
     --------------------------------------------------------------------------
     $623,387                   $--            $603,646,103          $7,454,730

1. As of June 30, 2005, the Fund had $603,106,885 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005, details of the capital loss carryforwards were as follows:


                        54 | OPPENHEIMER HIGH YIELD FUND

                               EXPIRING
                               -------------------
                               2007   $ 30,649,297
                               2008     35,734,504
                               2009     57,513,604
                               2010    101,344,550
                               2011    284,056,063
                               2012     55,694,998
                               2013     38,113,869
                                      ------------
                               Total  $603,106,885
                                      ============

2. As of June 30, 2005, the Fund had $431,684 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. The Fund had $107,534 of post-October foreign currency losses which were deferred.

4. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended June 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                              REDUCTION TO
         INCREASE TO       ACCUMULATED NET
         ACCUMULATED NET     REALIZED LOSS
         INVESTMENT LOSS    ON INVESTMENTS
         ---------------------------------
         $2,626,457             $2,626,457

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 was as follows:

                                       YEAR ENDED       YEAR ENDED
                                    JUNE 30, 2005    JUNE 30, 2004
         ---------------------------------------------------------
         Distributions paid from:
         Ordinary income             $110,524,224    $ 127,268,322

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities   $ 1,509,127,669
                                          ================

         Gross unrealized appreciation    $    81,390,589
         Gross unrealized depreciation        (88,845,319)
                                          ----------------
         Net unrealized depreciation      $    (7,454,730)
                                          ================


                        55 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


                        56 | OPPENHEIMER HIGH YIELD FUND
income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JUNE 30, 2005        YEAR ENDED JUNE 30, 2004
                                SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                        38,389,735   $ 366,629,436      65,440,622   $ 609,447,561
Dividends and/or
distributions reinvested     5,558,232      53,115,827       6,284,592      59,173,057
Redeemed                   (42,566,938)   (406,862,918) 1  (83,219,779)   (774,711,207)
                           ------------------------------------------------------------
Net increase (decrease)      1,381,029   $  12,882,345     (11,494,565)  $(106,090,589)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                         5,983,222   $  56,234,386      10,475,101   $  96,503,159
Dividends and/or
distributions reinvested     1,018,189       9,579,810       1,439,766      13,343,552
Redeemed                   (14,803,057)   (139,393,208) 1  (20,508,450)   (188,077,844)
                           ------------------------------------------------------------
Net decrease                (7,801,646)  $ (73,579,012)     (8,593,583)  $ (78,231,133)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                         4,405,322   $  42,084,078       8,189,437   $  76,360,660
Dividends and/or
distributions reinvested       673,504       6,418,231         805,948       7,573,293
Redeemed                    (6,754,941)    (64,386,578) 1  (10,659,737)    (98,705,074)
                           ------------------------------------------------------------
Net decrease                (1,676,115)  $ (15,884,269)     (1,664,352)  $ (14,771,121)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS N
Sold                         1,306,473   $  12,488,035       1,242,698   $  11,666,882
Dividends and/or
distributions reinvested        86,918         832,537          73,083         691,810
Redeemed                      (650,988)     (6,217,096) 1   (1,279,807)    (11,793,129)
                           ------------------------------------------------------------
Net increase                   742,403   $   7,103,476          35,974   $     565,563
                           ============================================================

---------------------------------------------------------------------------------------
CLASS Y
Sold                         3,233,381   $  30,626,176       3,378,069   $  31,354,635
Dividends and/or
distributions reinvested       390,120       3,698,863         463,551       4,327,419
Redeemed                    (5,371,495)    (50,924,901) 1   (3,690,109)    (34,392,844)
                           ------------------------------------------------------------
Net increase (decrease)     (1,747,994)  $ (16,599,862)        151,511   $   1,289,210
                           ============================================================

1. Net of redemption fees of $28,208, $6,999, $3,748, $346 and $1,314 for Class
A, Class B, Class C, Class N and Class Y, respectively.


                        57 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2005, were $755,534,209 and $830,601,884, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2005, the Fund paid $2,631,155 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under


                        58 | OPPENHEIMER HIGH YIELD FUND
each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B, Class C and Class N shares were $13,227,741, $3,717,622 and $190,592, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
June 30, 2005       $ 478,278        $ 10,421       $ 741,637        $ 39,121         $ 4,826

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2005, OFS waived $11, $4, $1, $159 and $51,215 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized


                        59 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                    ACQUISITION                 VALUATION AS OF       UNREALIZED
SECURITY                  DATES          COST     JUNE 30, 2005     DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.  3/18/99-3/22/99   $ 5,400,000           $ 2,755      $ 5,397,245

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                        60 | OPPENHEIMER HIGH YIELD FUND

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        61 | OPPENHEIMER HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH YIELD FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Yield Fund, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Yield Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005


                        62 | OPPENHEIMER HIGH YIELD FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2005 which are not designated as capital gain distributions should be multiplied by 0.02% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $24,726 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        63 | OPPENHEIMER HIGH YIELD FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        64 | OPPENHEIMER HIGH YIELD FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield team and analysts. Mr. Kour-koulakos is the Fund's portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since June 2002; he shared that responsibility as co-portfolio manager from February 5, 2003 to April 19, 2004. Mr. Kour-koulakos has been a Vice President of the Manager since December 2001 and was a High Yield Analyst from 1998 to 2001 and a Securities Analyst from 1995 to 1998 with the


                        65 | OPPENHEIMER HIGH YIELD FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Manager. He is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex and has had over 10 years of experience managing fixed income investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's three-year, five-year and ten-year performance was below its peer group average. However, its one-year performance was consistent with its peer group average. The Board observed that the Manager had been restructuring its fixed-income department and, for other fixed income funds, investment performance has improved. The Board also noted that the Manager advised that it believes it has the personnel and processes in place to improve the performance of the Fund. The Board decided that it will allow the Manager additional time to improve the performance of the Fund and will continue to monitor the performance of the Fund during the year.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high current yield funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's management fees and its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.


                        66 | OPPENHEIMER HIGH YIELD FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        67 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE   HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
                               TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                       CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                               HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)          Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 1999)       and The El Paso Mortgage Company (since 1993); Chairman of the following private
Age: 68                        companies: Ambassador Media Corporation (since 1984) and Broadway Ventures
                               (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                               1991) and the Bradley Foundation (since 2002); former Chairman of the following:
                               Transland Financial Services, Inc. (private mortgage banking company)
                               (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier
                               Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier
                               Title (title insurance agency) (1995-2000); former Director of the following:
                               UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                               (computer equipment company) (1991-2003) and International Family Entertainment
                               (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1999)           private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                        Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G.
                               Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and
                               Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G.
                               Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards Trust
                               Company (until March 1999) and A.G.E. Asset Management (investment adviser)
                               (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1999)           (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 68                        Capital Corporation (June 1989-April 1999); Chief Executive Officer and
                               Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen
                               held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)           site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 66                        (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm)
                               (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                               Industry Services Group (July 1994-June 1998). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)           Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                        Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of
                               Rocky Mountain Elk Foundation (February 1998-February 2003); Chairman and Director
                               (until October 1996) and President and Chief Executive Officer (until October
                               1995) of the Manager; President, Chief Executive Officer and Director of the
                               following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the
                               Manager), Shareholder Services, Inc. and Shareholder Financial




                        68 | OPPENHEIMER HIGH YIELD FUND


JON S. FOSSEL,                 Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds
Continued                      complex.


SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1999)           Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 64                        affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)           organization) (since February 2000); Director of The California Endowment
Age: 58                        (philanthropic organization) (since April 2002); Director of Community
                               Hospital of Monterey Peninsula (since February 2002); Director of Emerging
                               Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of
                               ARCO Investment Management Company (February 1991-April 2000); Member of the
                               investment committees of The Rockefeller Foundation and The University of
                               Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit
                               (venture capital fund) (1994- January 2005); Trustee of MassMutual Institutional
                               Funds (investment company) (1996-June 2004); Trustee of MML Series Investment
                               Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland)
                               pension fund (2000- 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)           (commercial banking) (since August 2003); Director of Colorado UpLIFT
Age: 60                        (charitable organization) (since 1986); Trustee of the Gallagher Family
                               Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                               Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                               Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (REIT)
                               (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director
                               of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2002)           (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                        company) (since 1996), the Springfield Library and Museum Association
                               (museums) (since 1995) and the Community Music School of Springfield (music school) (since 1996); Chairman and Trustee (since 2003) and Chairman of the
                               Investment Committee (since 1994) of the Worcester Polytech Institute
                               (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                               (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                               Investment Committee of the Community Foundation of Western Massachusetts
                               (1998-2003); and Executive Vice President of Peoples Heritage Financial Group,
                               Inc. (commercial bank) (January 1999-July 1999). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                    225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES
                               FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and
President and Trustee          President (since September 2000) of the Manager; President and Director or
(since 2001)                   Trustee of other Oppenheimer funds; President and Director of OAC and of
Age: 55                        Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                               Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                               (subsidiary of the




                        69 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                Manager) (since November 2001); Chairman and Director of Shareholder
Continued                      Services, Inc. and of Shareholder Financial Services, Inc. transfer agent subsidiaries of the Manager) (since July 2001); President and
                               Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                               Management Corporation and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments,
                               Inc. (since July 2001); President (since November 2001) and Director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                               of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                               February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating
                               Officer of the Manager (September 2000-June 2001); President and Trustee of
                               MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                               Company (September 1999-August 2000); President, Chief Executive Officer and
                               Director of MML Bay State Life Insurance Company (September 1999-August
                               2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                               (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                               Oversees 66 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR.
                               KOURKOULAKOS, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                               YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                               HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,        Vice President of the Manager since December 2001; an officer of 3 portfolios
Vice President (since 2002)    in the OppenheimerFunds complex; formerly a High Yield Analyst (1998-2001)
Age: 37                        and a Securities Analyst (1995-1998) of the Manager.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer (since 1999)         Treasurer of the following: HarbourView Asset Management Corporation,
Age: 45                        Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
                               Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                               (since March 1999), OFI Private Investments, Inc. (since March 2000),
                               OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000),
                               OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                               Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                               Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                               Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                               Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                               2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                               Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the
                               OppenheimerFunds complex.


                        70 | OPPENHEIMER HIGH YIELD FUND

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Vice President & Secretary     March 2002) of the Manager; General Counsel and Director of the Distributor
(since 2001)                   (since December 2001); General Counsel of Centennial Asset Management
Age: 56                        Corporation (since December 2001); Senior Vice President and General Counsel
                               of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                               September 1997) and Director (since November 2001) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and Director of
                               Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                               Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                               President, General Counsel and Director of Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of OFI Private Investments, Inc. and
                               OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                               Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of the following: Shareholder Services, Inc.
                               (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001), and OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief       March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer             Asset Management Corporation and Shareholder Services, Inc. (since June
(since 2004)                   1983); Vice President and Director of Internal Audit of the Manager
Age: 54                        (1997-February 2004). An officer of 86 portfolios in the OppenheimerFunds complex.





THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        71 | OPPENHEIMER HIGH YIELD FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $41,000 in fiscal 2005 and $38,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005